Investment in an associate	12 Months Ended
Dec. 31, 2017
Disclosure of investment in an associate [Abstract]
Disclosure of interests in associates [text block]
8.	Investment in an associate

The Company is considered having significantly influence on Minco Silver through common officers and a common director. Minco Silver was incorporated in British Columbia, Canada and its Common Shares are listed on the TSX and trades under the symbol “MSV.” The Company accounted for its investment in Minco Silver using the equity method up to November 11, 2016, when the Company met the definition of an investment entity and commenced accounting for this investment at FVTPL (Note1 and 7).

Continuity of the Company’s investment in Minco Silver in 2016 for the period it was accounted for as an investment in associate is as follows:

Period from January 1 to November 11,
2016
$
Beginning of period	6,631,094
Dilution loss	(98,899)
Share of Minco Silver’s income (loss)	(408,225)
Share of Minco Silver’s other comprehensive income (loss)	(1,345,417)
Ending of period	4,778,553 (i)

(i) $4,778,553 was the carrying value of the Company’s investment in Minco Silver on November 11, 2016 when the Company ceased to apply the equity method to account for this investment (Note 7)

The following is the income statement disclosure of Minco Silver for the years ended December 31, 2016, and 2015.

Years ended December 31,	2016	2015
	$	$
Administrative expenses	2,576,760	2,805,616
Interest income	521,021	911,213
Net income (loss) for the year	(2,407,668)	6,680,947
Other comprehensive income (loss)	(9,277,783)	10,851,532
Comprehensive income (loss) for the year	(11,685,451)	17,532,479